Leases (Details) - Schedule of operating lease ROU assets and Liabilities - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Assets:
Operating lease ROU assets, classification	Other assets
Operating lease ROU assets	$ 936	$ 1,218
Liabilities:
Operating lease liabilities, classification	Operating lease liabilities
Operating lease liabilities	$ 949	$ 1,131